UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976

Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847-520-0999

Signature, Place, and Date of Signing:

   /s/ Michael E. Leonetti             Buffalo Grove, IL         05/07/2004
   -----------------------             -----------------         ----------
        [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      53
                                                ---------------
Form 13F Information Table Value Total:        $        154,588
                                                ---------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        31-Mar-2004


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
Aetna Inc                   COM            00817y108    4688        52250   SH           Sole                                 52250
American Standard           COM            029712106     512         4500   SH           Sole               4500
Aramark Corp Cl B           CL B           038521100    3939       143700   SH           Sole              12000             131700
BB & T Corp Com             COM            054937107    7132       202050   SH           Sole              20000             182050
Barrick Gold                COM            067901108    1871        78700   SH           Sole              15000              63700
Black & Decker              COM            091797100     456         8000   SH           Sole               8000
BorgWarner Inc              COM            099724106    4352        51300   SH           Sole               6000              45300
CVS Corp Com                COM            126650100    2104        59600   SH           Sole                                 59600
Charter One Financial Inc   COM            160903100    2694        76197   SH           Sole                                 76197
Chubb Corporation           COM            171232101    4937        71000   SH           Sole               8000              63000
Computer Sciences Corp      COM            205363104     565        14000   SH           Sole              14000
Conagra Foods Inc           COM            205887102    4700       174475   SH           Sole                                174475
Constellation Brands Cl A   CL A           21036p108    2366        73700   SH           Sole                                 73700
DST Systems Inc             COM            233326107    2340        51600   SH           Sole                                 51600
Dean Foods Co               COM            242370104    7498       224492   SH           Sole              15000             209492
ExxonMobil Corp             COM            30231G102    1059       265900   SH           Sole                                265900
Fiserv Inc                  COM            337738108    2071        57900   SH           Sole                                 57900
Fresh Del Monte Produce     COM            G36738105    1479        57400   SH           Sole                                 57400
Guitar Center               COM            402040109    1679        45200   SH           Sole                                 45200
Hewlett-Packard Compaq      COM            428236103     343        15000   SH           Sole              15000
Home Depot Inc              COM            437076102    6437       172300   SH           Sole              15000             157300
Honda Motor Ltd             AMERN SHS      438128308     347        15000   SH           Sole              15000
Imclone System Inc          COM            45245w109     508        10000   SH           Sole              10000
Intel Corp                  COM            458140100     272        10000   SH           Sole              10000
International Steel Group   COM            460377104    1513        39100   SH           Sole              10000              29100
Invitrogen Corp             COM            46185r100    3692        51500   SH           Sole               8000              43500
LSI Logic Corp              COM            502161102    1646       176200   SH           Sole                                176200
Leapfrog Enterprises Inc    CL A           52186n106    2685       138750   SH           Sole              10000             128750
Lear Corp                   COM            521865105    4269        68900   SH           Sole               8000              60900
Lehman Bros Holdings Inc    COM            524908100    2644        31900   SH           Sole               4500              27400
Liberty Media Corp          COM SER A      530718105     867        79200   SH           Sole                                 79200
Nasdaq 100 Tr Unit          UNIT SER 1     631100104    2973        82950   SH           Sole                                 82950
Newell Rubermaid Inc        COM            651229106     348        15000   SH           Sole              15000
Nokia Corp                  SPONSORED ADR  654902204    4839       238600   SH           Sole              20000             218600
Oxford Health Plans Inc     COM            691471106    3542        72500   SH           Sole              10000              62500
Pepsi Bottling Group        COM            713409100    1856        62400   SH           Sole                                 62400
Pfizer Inc                  COM            717081103     526        15000   SH           Sole              15000
Sara Lee Corp               COM            803111103    3930       179800   SH           Sole                                179800
Schwab Charles Cp           COM            808513105    1847       159100   SH           Sole              15000             144100
Spdr Tr Unit Ser 1          UNIT SER 1     78462F103    8121        71800   SH           Sole              10000              61800
Stericycle Inc              COM            858912108    4820       100700   SH           Sole               5500              95200
Sunrise Senior Living, Inc  COM            86768K106    2459        68600   SH           Sole              15000              53600
Superior Industries Int'l   COM            868168105    1761        49700   SH           Sole              12000              37700
Target Corporation          COM            87612e106     360         8000   SH           Sole               8000
Timken Company              COM            887389104     994        42800   SH           Sole                                 42800
Toro Company                COM            891092108     372         6000   SH           Sole               6000
Tribune Co                  COM            896047107    5546       109950   SH           Sole              15000              94950
ValueClick Inc              COM            92046n102     660        61100   SH           Sole              15000              46100
Walt Disney                 COM            254687106    4090       163650   SH           Sole              15000             148650
Waste Connections Inc       COM            941053100    3972        99800   SH           Sole                                 99800
Yum! Brands Inc.            COM            988498101    2429        63950   SH           Sole                                 63950
iShares Dividend Index Fund DJ SEL DIV INX 464287168    3704        67000   SH           Sole                                 67000
iShares Russell 2000
   Indx Fd                  RUSSELL 2000   464287655    3775        32100   SH           Sole                                 32100
                                                      ------
REPORT SUMMARY                       53 DATA RECORDS  154588                      0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
